OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of other payables and accrued liabilities [line items]
Accrued payroll and welfare payable	[1]	¥ 1,765	¥ 2,128
Accrued expenses	[1]	589	1,527
Special oil gain levy payable	[1]	0	327
Royalties payable	[1]	136	81
Provision for dismantlement (note 29)	[1]	916	1,439
Other payables	[1]	8,733	8,361
Other payables and accrued liabilities	[1]	12,139	19,583
Arctic LNG 2 LLC [member]
Disclosure of other payables and accrued liabilities [line items]
Deferred consideration to Arctic LNG 2 LLC	[1]	¥ 0	¥ 5,720

[1]	These amounts include balances with related parties.